Pay vs Performance Disclosure	4 Months Ended	8 Months Ended	12 Months Ended
	Apr. 30, 2024	Dec. 31, 2024	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
PAY VERSUS PERFORMANCE
As required by applicable SEC rules, we are providing the following information about the relationship of “compensation actually paid” (“CAP”) to our PEO and other NEOs (“Non-PEO NEOs”) and our, and certain of our peers’, performance. For a more fulsome discussion of our pay-for-performance compensation philosophy and performance measures, see “Compensation Discussion and Analysis.”
Pay Versus Performance Table

Pay Versus Performance
Fiscal Year	SCT Total for PEO 1 ($) (1)	SCT Total for PEO 2 ($) (2)	Compensation Actually Paid to PEO 1 ($) (1)(3)	Compensation Actually Paid to PEO 2 ($) (2)(3)	Average SCT Total for Non-PEO NEOs ($) (3)(4)	Average Compensation Actually Paid to Non-PEO NEOs ($) (3)(4)		Value of Initial Fixed $100 Investment Based On: ($)		Net Income ($ in millions) (7)	Company Selected Measure Class B Common Stock Price Performance (8)
								Total Shareholder Return(5)	Peer Group Total Shareholder Return(6)
2024	86,961,498	19,483,239	86,043,063	17,589,877	12,751,495	10,796,988	Class B	28.73	220.01	(6,149)	-30.09%
							Class A	55.94	—
2023	31,257,129	—	22,339,289	—	5,006,453	3,950,514	Class B	39.86	155.53	(576)	-12.38%
							Class A	48.85	—
2022	32,046,006	—	14,626,030	—	4,497,431	2,453,046	Class B	44.52	93.66	1,214	-44.07%
							Class A	47.85	—
2021	20,035,212	—	12,873,214	—	2,802,710	2,132,649	Class B	76.53	166.98	4,631	-19.00%
							Class A	78.61	—
2020	38,973,768	—	34,147,810	—	8,779,994	8,824,614	Class B	92.39	131.54	2,701	-11.22%
							Class A	87.29	—

(1)
PEO reflected in this column for each of the years shown is Mr. Bakish (“PEO 1”), our former President and Chief Executive Officer and our PEO until April 30, 2024. “SCT Total” means the amount, or, for non-PEO NEOs, the average amount, reported in the “Total” column of the Summary Compensation Table for the applicable year.

(2)	PEO reflected in this column is Mr. McCarthy (“PEO 2”), who began serving as a member of the Office of the CEO and as our PEO on May 1, 2024.
(3)	To calculate CAP for 2024 in accordance with applicable SEC rules, the following amounts were either added to or deducted from the applicable SCT Total as noted below:

2024 Adjustments	PEO 1	PEO 2	Average non-PEO NEOs
Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable FY	(15,081,642)	(8,044,141)	(4,788,745)
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End	—	—	759,859
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Vested during Applicable FY, determined as of Vesting Date	15,067,967	7,389,125	3,288,724
Increase/deduction for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End	—	(155,890)	(356,335)
Increase/deduction for Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date	(1,079,350)	(1,146,263)	(686,925)
Deduction of ASC 718 Fair Value of Awards Granted during Prior FY that were Forfeited during Applicable FY, determined as of Prior FY End	—	(5,739)	(218,962)
Increase based on Dividends or Other Earnings Paid during Applicable FY prior to Vesting Date	193,952	69,547	51,500
Deduction for Change in the Actuarial Present Values reported under the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” Column of the Summary Compensation Table for Applicable FY	(19,362)	—	(3,623)
Increase for Service Cost and, if applicable, Prior Service Cost for Pension Plans	—	—	—
TOTAL ADJUSTMENTS	(918,435)	(1,893,362)	(1,954,507)

(4)	Dollar amounts represent the average of the applicable amounts to the Non-PEO NEOs as a group for the applicable year.

Year	Non-PEO NEOs
2024	Messrs. Cheeks, Chopra and Robbins and Mses. D’Alimonte and Phillips
2021, 2022, and 2023	Mr. Chopra, Mses. D’Alimonte and Phillips and Doretha F. Lea, our Executive Vice President, Global Public Policy and Government Relations
2020	Mr. Chopra and Mses. D’Alimonte, Lea and Phillips, as well as Christina Spade, our Executive Vice President, Chief Financial Officer for part of 2020

(5)
Cumulative TSR is calculated by dividing (A) the sum of (i) the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and (ii) the difference between the Company’s share price at the end and the beginning of the measurement period, by (B) the Company’s share price at the beginning of the measurement period.

(6)
Represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. In order to provide a TSR comparison consistent with that in the Initial Form 10-K, we utilized the published index used therein for purposes of complying with Item 201(e) of Regulation S-K, namely, the S&P 500 Media and Entertainment Index, for purposes of this disclosure.

(7)	The dollar amounts reported represent the amount of net income reflected in the Company’s audited financial statements for the applicable year.
(8)
Stock Price Performance is calculated by dividing (A) the difference between the closing price of a share of our Class B Common Stock at each year’s fiscal year-end and the prior fiscal year-end by (B) the closing price of the share at the prior fiscal year-end.

Company Selected Measure Name			Stock Price Performance
Named Executive Officers, Footnote
(1)
PEO reflected in this column for each of the years shown is Mr. Bakish (“PEO 1”), our former President and Chief Executive Officer and our PEO until April 30, 2024. “SCT Total” means the amount, or, for non-PEO NEOs, the average amount, reported in the “Total” column of the Summary Compensation Table for the applicable year.

(2)	PEO reflected in this column is Mr. McCarthy (“PEO 2”), who began serving as a member of the Office of the CEO and as our PEO on May 1, 2024.
(4)	Dollar amounts represent the average of the applicable amounts to the Non-PEO NEOs as a group for the applicable year.

Year	Non-PEO NEOs
2024	Messrs. Cheeks, Chopra and Robbins and Mses. D’Alimonte and Phillips
2021, 2022, and 2023	Mr. Chopra, Mses. D’Alimonte and Phillips and Doretha F. Lea, our Executive Vice President, Global Public Policy and Government Relations
2020	Mr. Chopra and Mses. D’Alimonte, Lea and Phillips, as well as Christina Spade, our Executive Vice President, Chief Financial Officer for part of 2020

Peer Group Issuers, Footnote
(6)
Represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. In order to provide a TSR comparison consistent with that in the Initial Form 10-K, we utilized the published index used therein for purposes of complying with Item 201(e) of Regulation S-K, namely, the S&P 500 Media and Entertainment Index, for purposes of this disclosure.

Adjustment To PEO Compensation, Footnote
(3)	To calculate CAP for 2024 in accordance with applicable SEC rules, the following amounts were either added to or deducted from the applicable SCT Total as noted below:

2024 Adjustments	PEO 1	PEO 2	Average non-PEO NEOs
Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable FY	(15,081,642)	(8,044,141)	(4,788,745)
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End	—	—	759,859
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Vested during Applicable FY, determined as of Vesting Date	15,067,967	7,389,125	3,288,724
Increase/deduction for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End	—	(155,890)	(356,335)
Increase/deduction for Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date	(1,079,350)	(1,146,263)	(686,925)
Deduction of ASC 718 Fair Value of Awards Granted during Prior FY that were Forfeited during Applicable FY, determined as of Prior FY End	—	(5,739)	(218,962)
Increase based on Dividends or Other Earnings Paid during Applicable FY prior to Vesting Date	193,952	69,547	51,500
Deduction for Change in the Actuarial Present Values reported under the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” Column of the Summary Compensation Table for Applicable FY	(19,362)	—	(3,623)
Increase for Service Cost and, if applicable, Prior Service Cost for Pension Plans	—	—	—
TOTAL ADJUSTMENTS	(918,435)	(1,893,362)	(1,954,507)

Non-PEO NEO Average Total Compensation Amount			$ 12,751,495	$ 5,006,453	$ 4,497,431	$ 2,802,710	$ 8,779,994
Non-PEO NEO Average Compensation Actually Paid Amount			$ 10,796,988	3,950,514	2,453,046	2,132,649	8,824,614
Adjustment to Non-PEO NEO Compensation Footnote
(3)	To calculate CAP for 2024 in accordance with applicable SEC rules, the following amounts were either added to or deducted from the applicable SCT Total as noted below:

2024 Adjustments	PEO 1	PEO 2	Average non-PEO NEOs
Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable FY	(15,081,642)	(8,044,141)	(4,788,745)
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End	—	—	759,859
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Vested during Applicable FY, determined as of Vesting Date	15,067,967	7,389,125	3,288,724
Increase/deduction for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End	—	(155,890)	(356,335)
Increase/deduction for Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date	(1,079,350)	(1,146,263)	(686,925)
Deduction of ASC 718 Fair Value of Awards Granted during Prior FY that were Forfeited during Applicable FY, determined as of Prior FY End	—	(5,739)	(218,962)
Increase based on Dividends or Other Earnings Paid during Applicable FY prior to Vesting Date	193,952	69,547	51,500
Deduction for Change in the Actuarial Present Values reported under the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” Column of the Summary Compensation Table for Applicable FY	(19,362)	—	(3,623)
Increase for Service Cost and, if applicable, Prior Service Cost for Pension Plans	—	—	—
TOTAL ADJUSTMENTS	(918,435)	(1,893,362)	(1,954,507)

Compensation Actually Paid vs. Total Shareholder Return
CAP Versus Company TSR and Peer Group TSR
The CAP figures shown below reflect the grant of long-term management incentive awards for fiscal year 2021 during fiscal year 2020 and for fiscal year 2020 during fiscal year 2019, resulting in no equity grants made in fiscal 2021. The Non-PEO NEO CAP figures for fiscal year 2020 reflect compensation paid to Christina Spade, including cash severance and equity acceleration values. The CAP figures for fiscal year 2024 include cash severance and equity acceleration values for Mr. Bakish (in the case of PEO CAP) and Ms. D’Alimonte (in the case of Non-PEO NEO CAP), as well as the impact of the 280G Mitigation Measures taken for Mr. McCarthy and each of the Non-PEO NEOs described above in “—Compensation Discussion & Analysis—2024 Compensation—280G Mitigation Measures” and the special LTIP grants to the Co-CEOs described above in “—Compensation Discussion & Analysis—2024 Compensation—Change in NEOs’ Compensation Arrangements in 2024.

Compensation Actually Paid vs. Net Income			CAP Versus Net Income
Compensation Actually Paid vs. Company Selected Measure
CAP Versus Stock Price Performance
As described above, Stock Price Performance is calculated by dividing (A) the difference between the closing price of a share of our Class B Common Stock at each year’s fiscal year-end and the prior fiscal year-end by (B) the closing price of the share at the prior fiscal year-end.

Total Shareholder Return Vs Peer Group
CAP Versus Company TSR and Peer Group TSR
The CAP figures shown below reflect the grant of long-term management incentive awards for fiscal year 2021 during fiscal year 2020 and for fiscal year 2020 during fiscal year 2019, resulting in no equity grants made in fiscal 2021. The Non-PEO NEO CAP figures for fiscal year 2020 reflect compensation paid to Christina Spade, including cash severance and equity acceleration values. The CAP figures for fiscal year 2024 include cash severance and equity acceleration values for Mr. Bakish (in the case of PEO CAP) and Ms. D’Alimonte (in the case of Non-PEO NEO CAP), as well as the impact of the 280G Mitigation Measures taken for Mr. McCarthy and each of the Non-PEO NEOs described above in “—Compensation Discussion & Analysis—2024 Compensation—280G Mitigation Measures” and the special LTIP grants to the Co-CEOs described above in “—Compensation Discussion & Analysis—2024 Compensation—Change in NEOs’ Compensation Arrangements in 2024.

Tabular List, Table
Most Important Performance Measures Table
The three items listed below represent the most important financial performance measures we used to link “compensation actually paid” to our NEOs to our performance for fiscal year 2024.

Most Important Performance Measures
• Stock Price Performance
• Relative TSR
• Adjusted OIBDA

Peer Group Total Shareholder Return Amount			$ 220.01	$ 155.53	$ 93.66	$ 166.98	$ 131.54
Company Selected Measure Amount			(0.3009)	(0.1238)	(0.4407)	(0.19)	(0.1122)
PEO Name	Mr. Bakish	Mr. McCarthy		Mr. Bakish	Mr. Bakish	Mr. Bakish	Mr. Bakish
Class B Total Shareholder Return Amount			$ 28.73	$ 39.86	$ 44.52	$ 76.53	$ 92.39
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest			(6,149,000,000)	(576,000,000)	1,214,000,000	4,631,000,000	2,701,000,000
Class A Total Shareholder Return Amount			$ 55.94	48.85	47.85	78.61	87.29
Measure:: 1
Pay vs Performance Disclosure
Name			Stock Price Performance
Measure:: 2
Pay vs Performance Disclosure
Name			Relative TSR
Measure:: 3
Pay vs Performance Disclosure
Name			Adjusted OIBDA
Robert M. Bakish [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			$ 86,961,498	31,257,129	32,046,006	20,035,212	38,973,768
PEO Actually Paid Compensation Amount			86,043,063	22,339,289	14,626,030	12,873,214	34,147,810
Chris McCarthy [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			19,483,239	0	0	0	0
PEO Actually Paid Compensation Amount			17,589,877	$ 0	$ 0	$ 0	$ 0
PEO | Robert M. Bakish [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(918,435)
PEO | Robert M. Bakish [Member] | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(19,362)
PEO | Robert M. Bakish [Member] | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Robert M. Bakish [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(15,081,642)
PEO | Robert M. Bakish [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Robert M. Bakish [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Robert M. Bakish [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			15,067,967
PEO | Robert M. Bakish [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(1,079,350)
PEO | Robert M. Bakish [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Robert M. Bakish [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			193,952
PEO | Chris McCarthy [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(1,893,362)
PEO | Chris McCarthy [Member] | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Chris McCarthy [Member] | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Chris McCarthy [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(8,044,141)
PEO | Chris McCarthy [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Chris McCarthy [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(155,890)
PEO | Chris McCarthy [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			7,389,125
PEO | Chris McCarthy [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(1,146,263)
PEO | Chris McCarthy [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(5,739)
PEO | Chris McCarthy [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			69,547
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(1,954,507)
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(3,623)
Non-PEO NEO | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(4,788,745)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			759,859
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(356,335)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			3,288,724
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(686,925)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(218,962)
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ 51,500